Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Counterparty (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 6,481,423	₩ 6,867,686
Unconfirmed guarantees	4,385,532	2,439,101
Total	₩ 10,866,955	₩ 9,306,787
Proportion (%)	100.00%	100.00%
Large companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,431,921	₩ 5,538,003
Unconfirmed guarantees	3,377,150	1,770,235
Total	₩ 8,809,071	₩ 7,308,238
Proportion (%)	81.06%	78.53%
Small and medium-sized companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 820,327	₩ 695,860
Unconfirmed guarantees	657,073	459,487
Total	₩ 1,477,400	₩ 1,155,347
Proportion (%)	13.60%	12.41%
Public sector and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 229,175	₩ 633,823
Unconfirmed guarantees	351,309	209,379
Total	₩ 580,484	₩ 843,202
Proportion (%)	5.34%	9.06%